Label	Element	Value
Credit Suisse Floating Rate High Income Fund | Credit Suisse Floating Rate High Income Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Credit Suisse Floating Rate High Income Fund
Performance Table Market Index Changed	oef_PerformanceTableMarketIndexChanged	Effective October 1, 2025, the benchmark against which the Fund measures its performance will be changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index. Fund management believes that the new benchmark is more representative of the Fund’s strategy.
Performance Table Narrative	oef_PerformanceTableNarrativeTextBlock

The section of the Credit Suisse Floating Rate High Income Fund’s Summary Prospectus entitled “Performance” and the section of the Funds’ Prospectus entitled “Fund Summaries—Credit Suisse Floating Rate High Income Fund—Performance” is supplemented as follows:

Effective October 1, 2025, the benchmark against which the Fund measures its performance will be changed from the S&P UBS Leveraged Loan Index to the Morningstar LSTA US Leveraged Loan Index. Fund management believes that the new benchmark is more representative of the Fund’s strategy.

For the one year, five year and ten year periods ended December 31, 2024, the average annual total returns for the Morningstar LSTA US Leveraged Loan Index were 8.93%, 5.85%, and 5.14%, respectively.

Supplement to Prospectus [Text Block]	oef_SupplementToProspectusTextBlock

CREDIT SUISSE OPPORTUNITY FUNDS
Credit Suisse Floating Rate High Income Fund
Credit Suisse Strategic Income Fund
(each a “Fund” and together, “the Funds”)

Supplement to the Summary Prospectus and Prospectus of each Fund dated February 28, 2025, as supplemented to date.